Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments	$ 230,083	$ 235,038
Commitments to Extend Credit [Member]
Commitments	228,427	234,023
Financial Standby Letter of Credit [Member]
Commitments	$ 1,656	$ 1,015